SOFTWARE AGREEMENT - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Software Agreement [Line Items]
Agreement One Time Fee	$ 200
Semi Annual Fee	350
Semi Annual Fee One	500
Semi Annual Fee Two	650
Semi Annual Net Revenue Amount	$ 15,000
Semi Annual Rate	20.00%
Maximum
Software Agreement [Line Items]
Agreement Renewal Cost	$ 1,100
Minimum
Software Agreement [Line Items]
Agreement Renewal Cost	800
January one
Software Agreement [Line Items]
Semi Annual Fee	800
July one
Software Agreement [Line Items]
Semi Annual Fee	$ 800